Consolidated Statements of Changes in Equity - CAD ($) $ in Millions	Total	Hydro One [Member]	Common Stock [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Loss [Member]	Non-controlling Interest [Member]
Beginning balance at Dec. 31, 2019	$ 9,703	$ 9,644	$ 3,564	$ 6,086	$ (6)	$ 59
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	1,798	1,792		1,792		6
Other comprehensive income (loss) (Note 8)	(24)	(24)			(24)
Distributions to noncontrolling interest	(2)					(2)
Contributions from sale of noncontrolling interest (Note 4)	9					9
Dividends on common shares	(1)	(1)		(1)
Return of stated capital (Note 24)	(607)	(607)	(607)
Ending balance at Dec. 31, 2020	10,876	10,804	2,957	7,877	(30)	72
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	978	972		972		6
Other comprehensive income (loss) (Note 8)	16	16			16
Distributions to noncontrolling interest	(10)					(10)
Dividends on common shares	(620)	(620)		(620)
Ending balance at Dec. 31, 2021	$ 11,240	$ 11,172	$ 2,957	$ 8,229	$ (14)	$ 68